Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income (loss):
Interest	$ 526	$ 644
Dividends	11,907	10,449
Net depreciation in fair value of investments	(100,528)	(117,908)
Plan interest in master trust accounts investment income	469,668	368,489
Total investment income	381,573	261,674
Interest income on notes receivable from participants	3,007	2,527
Contributions:
Participant	149,471	140,691
Employer	110,775	102,366
Participant rollovers	13,955	18,537
Total contributions	274,201	261,594
Deductions:
Benefits paid to participants	269,961	262,888
Administrative expenses	2,833	2,289
Total deductions	272,794	265,177
Net increase	385,987	260,618
Net assets available for benefits:
Beginning of year	3,535,656	3,275,038
End of year	$ 3,921,643	$ 3,535,656